Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Carrying Value of Term Loan Facility

The carrying value of the term loan facility is as follows:

	As at December 31,	As at December 31,
	2014	2013
15% Term loan facility	$1,000	$1,000
Unamortized discount	(94)	(110)
Accrued interest	362	185
Net carrying amount	$1,268	$1,075